Equity affiliates, other investments and related parties - Associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) bbl / d	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Associates
Non current assets	$ 157,683	$ 158,461	$ 154,248
Current assets	84,948	72,517	70,236
Total assets	242,631	230,978	224,484
Shareholder's equity	114,037	101,574	95,409	$ 93,531
Non current liabilities	71,889	74,719	78,100
Current liabilities	56,705	54,685	50,975
Total liabilities & shareholders' equity	242,631	230,978	224,484
Revenues from sales	149,099	127,925	143,421
Net income	8,299	6,206	4,786
Other comprehensive income	6,725	(1,859)	(4,535)
Equity value	16,968	15,858	15,006
Profit/(loss)	2,015	2,214	2,361
Share of Other Comprehensive Income, net amount	$ (677)	$ 935	$ 120
Novatek | Exploration & Production
Associates
% owned	18.90%	18.90%	18.90%
Revaluation identifiable assets on equity affiliates	$ 1,804	$ 1,811	$ 1,580
Equity value	4,231	3,893	2,855
Profit/(loss)	263	494	229
Share of Other Comprehensive Income, net amount	(491)	808	(135)
Dividends paid to the Group	128	111	102
Group share of equity associate's market value	6,721
Novatek | Exploration & Production | 100% gross
Associates
Non current assets	14,232	13,981	9,768
Current assets	3,404	2,409	2,237
Total assets	17,636	16,390	12,005
Shareholder's equity	12,842	11,015	6,745
Non current liabilities	3,187	3,574	3,014
Current liabilities	1,607	1,801	2,246
Total liabilities & shareholders' equity	17,636	16,390	12,005
Revenues from sales	10,022	7,779	7,130
Net income	1,950	3,137	1,755
Other comprehensive income	580	1,651	(1,682)
Liquefaction entities | Exploration & Production
Associates
Revaluation identifiable assets on equity affiliates	6
Equity value	3,768	3,755	4,183
Profit/(loss)	735	147	978
Share of Other Comprehensive Income, net amount	(194)	23	156
Dividends paid to the Group	672	479	1,072
Liquefaction entities | Exploration & Production | 100% gross
Associates
Non current assets	29,656	31,044	33,294
Current assets	7,875	5,790	7,427
Total assets	37,531	36,834	40,721
Shareholder's equity	22,804	22,886	25,941
Non current liabilities	10,291	10,839	9,373
Current liabilities	4,436	3,109	5,407
Total liabilities & shareholders' equity	37,531	36,834	40,721
Revenues from sales	20,401	15,557	22,731
Net income	$ 5,781	$ 1,472	$ 7,720
Nigeria LNG Limited | Exploration & Production
Associates
% owned	15.00%
Angola LNG Limited | Exploration & Production
Associates
% owned	13.60%
Yemen LNG Company Limited | Exploration & Production
Associates
% owned	39.62%
Qatar Liquefied Gas Company Limited | Exploration & Production
Associates
% owned	10.00%
Qatar Liquefied Gas Company Limited (II) | Exploration & Production
Associates
% owned	16.70%
Oman LNG, LLC | Exploration & Production
Associates
% owned	5.54%
Abu Dhabi Gas Liquefaction Company Limited | Exploration & Production
Associates
% owned	5.00%
Petrocedeno | Exploration & Production
Associates
% owned	30.32%	30.32%	30.32%
Equity value	$ 1,570	$ 1,672	$ 1,679
Profit/(loss)	62	84	121
Dividends paid to the Group	164	91	139
Petrocedeno | Exploration & Production | 100% gross
Associates
Non current assets	5,551	5,515	6,916
Current assets	4,291	4,166	3,437
Total assets	9,842	9,681	10,353
Shareholder's equity	5,178	5,515	5,538
Non current liabilities	13	10	10
Current liabilities	4,651	4,156	4,805
Total liabilities & shareholders' equity	9,842	9,681	10,353
Revenues from sales	1,708	1,398	1,840
Net income	$ 204	$ 277	$ 399
Saudi Aramco Total Refining & Petrochemical Company | Refining & Chemicals
Associates
% owned	37.50%	37.50%	37.50%
Equity value	$ 909	$ 863	$ 754
Profit/(loss)	83	108	127
Share of Other Comprehensive Income, net amount	(82)	22	77
Dividends paid to the Group	$ 45
Refinery production capacity (in barrels per day) | bbl / d	400,000
Saudi Aramco Total Refining & Petrochemical Company | Refining & Chemicals | 100% gross
Associates
Non current assets	$ 11,601	12,056	12,536
Current assets	2,021	1,531	960
Total assets	13,622	13,587	13,496
Shareholder's equity	2,424	2,302	2,011
Non current liabilities	9,029	9,466	9,873
Current liabilities	2,169	1,819	1,612
Total liabilities & shareholders' equity	13,622	13,587	13,496
Revenues from sales	9,049	7,134	8,032
Net income	222	289	339
Other comprehensive income	20	2
Qatar | Refining & Chemicals
Associates
Equity value	814	832	818
Profit/(loss)	190	211	208
Share of Other Comprehensive Income, net amount	(12)	6	28
Dividends paid to the Group	201	292	248
Qatar | Refining & Chemicals | 100% gross
Associates
Non current assets	4,405	4,152	2,530
Current assets	1,696	1,404	968
Total assets	6,101	5,556	3,498
Shareholder's equity	3,200	3,393	2,803
Non current liabilities	1,895	1,349	356
Current liabilities	1,006	814	339
Total liabilities & shareholders' equity	6,101	5,556	3,498
Revenues from sales	7,388	4,665	1,823
Net income	490	615	631
Other comprehensive income	$ 80	$ (11)	$ 2
Qatar Petrochemical Company Q.S.C. (QAPCO) | Refining & Chemicals
Associates
% owned	20.00%
Qatofin Company Limited | Refining & Chemicals
Associates
% owned	49.09%
Laffan Refinery Company Limited | Refining & Chemicals
Associates
% owned	10.00%
Laffan Refinery Company Limited 2 | Refining & Chemicals
Associates
% owned	10.00%